TAXES - Components of income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
TAXES
Current tax expense	$ 706,180	$ 556,208
Deferred tax expense/(benefit)	(145,433)	2,923
Income tax provision	$ 560,747	$ 559,131